SIGNIFICANT ACCOUNTING POLICIES - NET LOSS PER COMMON SHARE (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Anti-dilutive
Potentially dilutive securities not included in computation of net loss per share because effect would b anti-dilutive	7,066,244	6,637,220	6,585,224	4,410,089	12,815,586
Stock options
Anti-dilutive
Potentially dilutive securities not included in computation of net loss per share because effect would b anti-dilutive	3,972,998	3,152,775	3,193,785	3,253,310	2,606,737
Warrants
Anti-dilutive
Potentially dilutive securities not included in computation of net loss per share because effect would b anti-dilutive	2,798,246	3,484,445	3,391,439	1,156,779	10,208,849